Summary of Restricted Stock Units Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units, Balance as of January 1	432	1,218	2,282
Granted	108	216	602
Vested and released	(159)	(480)	(1,382)
Cancelled	(44)	(522)	(284)
Restricted Stock Units, Balance as of December 31	337	432	1,218
Weighted Average Grant-Date Fair Value, Balance as of January 1	$ 50.64	$ 29.57	$ 21.47
Granted	80.94	63.04	32.07
Vested and released	45.90	23.29	21.02
Cancelled	55.52	86.10	22.82
Weighted Average Grant-Date Fair Value, Balance as of December 31	$ 61.97	$ 50.64	$ 29.57